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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         OAKMONT CORPORATION
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-04326
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         -------------------------------
Title:   SVP, Legal and Finance
         -------------------------------
Phone:   (213) 891-6300
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Robert Miller             Los Angeles, California   May 11, 2011
   -------------------------------    -----------------------   -------------
           [Signature]                      [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   21
                                        --------------------

Form 13F Information Table Value Total:              575,596
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                                VALUE  SHRS OR    SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE SHARED NONE
-----------------                  -------------- ---------  --------  ---------  ---  ----  ----------  --------  ---- ------ ----
BANK OF AMERICA CORPORATION           Warrant     060505153     8,787  3,486,845  SH            Other       1           Shared
BORGWARNER INC                        Common      099724106    37,956    476,300  SH            Other       1           Shared
BP PLC                             Sponsored ADR  055622104       646     14,630  SH            Other       1           Shared
CATERPILLAR INC                       Common      149123101    58,932    529,250  SH            Other       1           Shared
CUMMINS INC                           Common      231021106    42,982    392,100  SH            Other       1           Shared
DEERE & CO                            Common      244199105     1,550     16,000  SH            Other       1           Shared
FORD MOTOR CO                         Common      345370860    74,905  5,023,800  SH            Other       1           Shared
FORD MOTOR CO                         Warrant     345370134     8,136  1,275,300  SH            Other       1           Shared
FREEPORT MCMORAN COPPER & GOLD INC    Common      35671D857   130,985  2,357,962  SH            Other       1           Shared
GENTEX CORP                           Common      371901109       442     14,600  SH            Other       1           Shared
HOME DEPOT INC                        Common      437076102    17,893    482,800  SH            Other       1           Shared
INTEL CORPORATION                     Common      458140100     3,804    188,500  SH            Other       1           Shared
JPMORGAN CHASE & CO                   Common      46625H100    42,926    931,150  SH            Other       1           Shared
JPMORGAN CHASE & CO                   Warrant     46634E114    29,712  1,770,700  SH            Other       1           Shared
LUMBER LIQUIDATORS HLDGS INC          Common      55003T107     5,177    207,150  SH            Other       1           Shared
MCMORAN EXPLORATION  CO               Common      582411104    54,904  3,100,185  SH            Other       1           Shared
STARWOOD HOTELS & RESORTS WRLD        Common      85590A401     8,631    148,500  SH            Other       1           Shared
STRATUS PROPERTIES INC                Common      863167201     1,093     83,109  SH            Other       1           Shared
TIFFANY & CO                          Common      886547108    24,754    402,900  SH            Other       1           Shared
WELLS FARGO & CO                      Common      949746101     5,987    188,800  SH            Other       1           Shared
WELLS FARGO & CO                      Warrant     949746119    15,394  1,362,285  SH            Other       1           Shared
                                                             --------
                                                              575,596
                                                             --------